Acquisition of Construction Services Businesses - Schedule of Estimated Future Amortization of Intangible Assets Acquired (Detail) (Link-Line, W.S. Nicholls, and Brigadier [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2014
Link-Line, W.S. Nicholls, and Brigadier [Member]
Finite-Lived Intangible Assets [Line Items]
2015	$ 4,615
2016	3,371
2017	3,371
2018	3,123
2019	$ 2,370